Interest Rate Derivatives - Schedule of Derivative Instruments Effect on Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Amount of losses recognized in other comprehensive income	$ (184)	$ (1,528)
Losses in other comprehensive income:	$ (184)	$ (1,528)